Description of Business (Tables)	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Common Stock Issued and Outstanding Immediately After Business Combination	The following summarizes the shares of Class A common stock and Class X common stock issued and outstanding immediately after the Business Combination as of March 29, 2022:

Starry equity holders (1)	140,062,611	86%
FirstMark founder shares (2) (3)	2,677,500	2%
FirstMark public stockholders (3)	4,921,551	3%
PIPE Investors (3)	14,533,334	9%

Starry common stock immediately after Merger	162,194,996	100%

(1)	Excludes 45,918,159 shares of Class A common stock underlying outstanding stock options and restricted stock units.
(2)	Excludes 4,128,113 Earnout Shares subject to forfeiture if certain performance-based vesting conditions are not met (see Note 9).
(3)
The FirstMark founder shares, FirstMark public stockholders and PIPE investors are presented combined in the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) on the line item “Business Combination transaction, net of transaction costs and assumed liabilities”.

Schedule Of Business Combination, Net of Transaction Costs and Assumed Liabilities
In aggregate the amount recorded in APIC was $110,930 as shown below:

Cash - FirstMark trust and cash	$36,282
Cash - PIPE investors (including Series Z)	140,000

Gross proceeds	176,282
Less: transaction costs paid during the period	(12,507)

Net proceeds from the Business Combination	163,775
Less: Series Z Preferred Stock (1)	(31,000)
Less: warrant liabilities issued	(15,697)
Less: repayment of note assumed in the Business Combination	(1,200)
Less: net transaction costs reclassed to equity, including accrued transaction costs at March 31, 2022	(4,711)
Less: issuance of non-redemption shares	(42)
Less: non-cash net liabilities assumed from the Business Combination	(195)

Business Combination, net of transaction costs and assumed liabilities on the Statement of Changes in Stockholders’ Equity	$110,930